Supplement dated June 11, 2012*
Prospectus Form #
Product Name	National	New York
RiverSource Retirement Advisor Variable Annuity®	S-6467 T (4/12)	S-6471 P (4/12)

RiverSource Retirement Advisor Advantage® Variable Annuity/RiverSource Retirement Advisor Select® Variable Annuity	S-6406 R (4/12)	S-6410 M (4/12)

RiverSource Retirement Advisor Advantage® Plus Variable Annuity/RiverSource Retirement Advisor Select® Plus Variable Annuity	S-6273 R (4/12)	S-6362 M (4/12)

RiverSource Retirement Advisor 4 Advantage® Variable Annuity/RiverSource Retirement Advisor 4 Select® Variable Annuity/RiverSource Retirement Advisor 4 Access® Variable Annuity	S-6503 K (4/12)	S-6504 K (4/12)

RiverSource® AccessChoice Select Variable Annuity	273416 N (4/12)

RiverSource® Builder Select Variable Annuity	45303 N (4/12)

RiverSource® Endeavor Select Variable Annuity	273417 N (4/12)	273480 P (4/12)

RiverSource® FlexChoice Select Variable Annuity	45307 N (4/12)	274320 H (4/12)

RiverSource® Innovations Classic Select Variable Annuity	45312 M (4/12)

RiverSource® Innovations Select Variable Annuity	45304 N (4/12)	45313 T (4/12)

RiverSource® Signature One Select Variable Annuity	45301 N (4/12)

RiverSource® Signature Select Variable Annuity	45300 N (4/12)

Wells Fargo Advantage Choicesm Select Variable Annuity	45305 M (4/12)

Wells Fargo Advantage® Select Variable Annuity	45302 M (4/12)

RiverSource® Innovations Variable Annuity	45273 T (4/12)

Evergreen New Solutions Variable Annuity	45272 T (4/12)

RiverSource® Innovations Classic Variable Annuity	45281 R(4/12)

Evergreen Pathwayssm Variable Annuity	45275 N (4/12)

Wells Fargo Advantage Choicesm Variable Annuity	45270 N (4/12)

Wells Fargo Advantage® Variable Annuity	44223 V (4/12)

Wells Fargo Advantage Builder® Variable Annuity	44224 V (4/12)

RiverSource® Variable Universal Life IV/RiverSource® Variable Universal Life IV-Estate Series	S-6418 P (4/12)	S-6419 R (4/12)

RiverSource® Variable Universal Life Insurance	S-6194 AN (4/12)	S-6171 AP (4/12)

RiverSource® Variable Universal Life Insurance III	S-6189 AE (4/12)

RiverSource Succession Select® Variable Life Insurance	S-6202 R (4/12)	S-6203 P (4/12)

This supplement describes proposed changes to certain investment options offered under certain variable life insurance policies and variable annuity contracts (the “Contracts”). Please retain this supplement with your Prospectus or for future reference.

Effective June 4, 2012, Oppenheimer Global Strategic Income Fund/VA, Service Shares changed its investment objective.

The following information will replace the current fund’s description in the table under “The Funds” section in your prospectus:

Investing In	Investment Objective and Policies	Investment Adviser
Oppenheimer Global Strategic Income Fund/VA, Service Shares	Seeks total return.	OppenheimerFunds, Inc.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
S-6503-29 A (6/12)

* Valid until next prospectus update.